Note Employee benefits (Breakdown of pension and OPEB plans assets and liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ 225	$ 232
Non-current liabilities	68,510	49,217
OPEB Plan
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	8,007	6,202
Non-current liabilities	$ 145,408	$ 164,518